Non-Controlling Interests - Schedule of Material Non-Controlling Interests (Details) - ARB Lab [Member] - MYR (RM)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)	RM 400	RM 400
(Loss)/Profit allocated to NCI (RM)
Total comprehensive (loss)/ income allocated to NCI (RM)